Junior Subordinated Deferrable Interest Debentures - Key Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 108,868	$ 108,868
Trust IX
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 41,238
Interest rate (as a percent)	5.87%
Interest rate index	SOFR
Spread on interest rate index (as a percent)	1.62%
Trust X
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 21,021
Interest rate (as a percent)	5.77%
Interest rate index	SOFR
Spread on interest rate index (as a percent)	1.65%
Trust XI
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 25,990
Interest rate (as a percent)	5.87%
Interest rate index	SOFR
Spread on interest rate index (as a percent)	1.62%
Trust XII
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 20,619
Interest rate (as a percent)	5.50%
Interest rate index	SOFR
Spread on interest rate index (as a percent)	1.45%